LICENSE AGREEMENTS (Details Textual) (USD $)	1 Months Ended	13 Months Ended				1 Months Ended	12 Months Ended
	Feb. 29, 2012	Feb. 29, 2012	Dec. 31, 2013	Dec. 31, 2013 Completion of Phase One [Member]	Dec. 31, 2013 Obtention of FDA Approval [Member]	Jan. 31, 2014 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member]
LICENSE AGREEMENTS [Line Items]
Proceeds From Development Fee						$ 12,500,000
Additional Milestone Payments to be Received Contingent upon Exercise of Options							325.0
Common Stock Issued as Additional Consideration for Grant of Certain Rights							18,000
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned	195,500	1,550,000
Milestone Payments To be Made Upon Successful Completion of Certain Phases				100,000	1,000,000
Accrued Milestone Payments			$ 100,000